Goodwill - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2024	Dec. 31, 2024
Percentage of valuation technique
Goodwill impairment	$ 0
Income approach [member]
Percentage of valuation technique
Percentage Of Valuation Techniques		60.00%
Market approach [member]
Percentage of valuation technique
Percentage Of Valuation Techniques		40.00%